Nature of Operations (Q3) (Details)		3 Months Ended	9 Months Ended
		Jun. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Mar. 28, 2018 Subject
Nature of Operations [Abstract]
Number of days of treatment received by subjects prior to pre-specified interim analysis			90 days
Number of subjects randomized and treated first in Phase 3 NEWTON 2 study of EG-1962 | Subject				210
Severance costs		$ 4,000,000
Financial advisor fees		2,300,000
Restructuring Reserve [Roll Forward]
Restructuring reserve at beginning of period			$ 0
Initial restructuring charge		$ 6,276,563	6,276,563
Incurred legal fees			334,212
Retention compensation			618,349
Restructuring expenses to date	[1]		7,229,124
Payment of legal fees			(191,976)
Payment of retention compensation			(56,925)
Payment of severance benefits			(1,800,501)
Restructuring reserve at end of period			5,179,722
Non-cash stock-based retention compensation			$ 264,970

[1]	Excludes non-cash stock based retention compensation of $264,970 expensed to date through restructuring expenses.